UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06303

Nuveen Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Quality Income Municipal Fund, Inc. (NQU)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.3% (99.1% of Total Investments)

	MUNICIPAL BONDS – 147.3% (99.1% of Total Investments)

	Alaska – 1.9% (1.3% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 3,975	5.000%, 6/01/32	6/15 at 100.00	B2	$ 3,563,745
13,835	5.000%, 6/01/46	6/15 at 100.00	B2	11,423,421
17,810	Total Alaska			14,987,166
	Arizona – 2.2% (1.5% of Total Investments)
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,271,836
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2 (4)	700,340
	FGIC Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	411,736
	FGIC Insured
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza	No Opt. Call	AA	2,547,375
	Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/35 – FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	8,807,582
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/18 at 100.00	AA–	2,621,918
	2008A, 5.000%, 7/01/33
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB+	1,113,100
	Company, Series 2010A, 5.250%, 10/01/40
15,820	Total Arizona			17,473,887
	Arkansas – 0.8% (0.5% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,078,225
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	5,112,754
22,625	Total Arkansas			6,190,979
	California – 20.9% (14.0% of Total Investments)
12,500	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	5,361,000
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	A+	5,829,900
	2013S-4, 5.000%, 4/01/38
3,275	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B2	3,252,075
	Angeles County Securitization Corporation, Series 2006A, 5.450%, 6/01/28
890	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	1,041,763
	Series 2013A, 5.000%, 7/01/37
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,640,815
	2010A, 5.750%, 7/01/40
2,250	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/28 –	2/17 at 100.00	Aa3	2,412,742
	AMBAC Insured
25,000	California State, General Obligation Bonds, Series 2005, 4.750%, 3/01/35 – NPFG Insured	3/16 at 100.00	AA–	25,974,000
16,000	California State, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 6/01/37	6/17 at 100.00	Aa3	17,419,520
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	Aa3	4,121,565
10,000	5.500%, 11/01/35	11/20 at 100.00	Aa3	12,031,300
1,360	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	CCC	1,344,374
	Health System, Series 2005A, 5.250%, 7/01/30
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	4,112,640
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	1,665,320
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
910	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/31 at 100.00	BBB–	712,776
	Refunding Series 2013A, 0.000%, 1/15/42
8,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	2/15 at 100.00	AA– (4)	8,521,165
	1995A, 5.000%, 1/01/35 (Pre-refunded 2/19/15) – NPFG Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
7,240	4.500%, 6/01/27	6/17 at 100.00	B	7,118,512
13,090	5.000%, 6/01/33	6/17 at 100.00	B	11,400,474
1,500	5.125%, 6/01/47	6/17 at 100.00	B	1,220,940
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA (4)	2,041,220
	2005A-2, 5.000%, 7/01/22 (Pre-refunded 7/01/15) – AGM Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,399,800
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
1,855	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	1,340,089
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,707,516
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA	3,517,766
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,476,750
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A,	No Opt. Call	AA–	2,660,078
	0.000%, 8/01/25 – NPFG Insured
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	4,732,263
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	AA–	2,518,125
	5.000%, 6/01/30 – FGIC Insured
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2	3,154,225
	Tender Option Bond Trust 3504, 20.000%, 2/01/33 (IF)
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	5,500,365
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
4,175	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,555,225
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	4/15 at 100.00	AA–	2,033,898
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,280	4.750%, 6/01/23	6/15 at 100.00	B+	1,280,460
1,500	5.500%, 6/01/45	6/15 at 100.00	B–	1,243,695
1,805	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB	1,805,325
	San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A, 4.750%, 6/01/25
178,435	Total California			166,147,681
	Colorado – 10.1% (6.8% of Total Investments)
3,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A+	3,463,027
	Series 2006A, 4.500%, 9/01/38
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A+	3,317,820
	Series 2011A, 5.000%, 2/01/41
4,890	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A+	5,650,982
	Series 2013A, 5.250%, 1/01/45
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,112,040
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	13,289,822
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,618,095
	Association, Series 2007, 5.250%, 5/15/42
3,225	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	3,720,070
	5.000%, 11/15/43
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	BBB	4,016,376
	2010A, 0.000%, 9/01/41
6,525	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/26 –	No Opt. Call	AA–	4,586,945
	NPFG Insured
43,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	AA–	21,933,440
	NPFG Insured
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
1,000	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	645,760
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	3,397,520
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,383,030
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	7,716,670
3,750	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,306,388
109,450	Total Colorado			80,157,985
	Connecticut – 0.9% (0.6% of Total Investments)
6,460	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	6,847,858
	Series 2007Z-1, 5.000%, 7/01/42
	Florida – 4.1% (2.7% of Total Investments)
870	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	917,450
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
4,260	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	4,329,907
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/15
2,345	Florida State Board of Education, Public Education Capital Outlay Bonds, Series 2006C, 5.000%,	6/15 at 101.00	N/R (4)	2,405,970
	6/01/16 (Pre-refunded 6/01/15)
4,900	Gainesville, Florida, Utilities System Revenue Bonds, Series 2005A, 5.000%, 10/01/35	10/15 at 100.00	AA (4)	5,059,936
	(Pre-refunded 10/01/15) – AGM Insured
	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges & Causeway
	Project, Series 2005B:
1,820	5.000%, 10/01/22 (Pre-refunded 10/01/15) – CIFG Insured	10/15 at 100.00	AA (4)	1,879,041
3,715	5.000%, 10/01/30 (Pre-refunded 10/01/15) – CIFG Insured	10/15 at 100.00	AA (4)	3,835,515
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,176,850
	Series 2014B, 5.000%, 10/01/37
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,910,300
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,839,700
	5.000%, 10/01/30
4,625	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	4,768,421
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
2,000	Port Saint Lucie, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	2,166,200
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
30,535	Total Florida			32,289,290
	Georgia – 2.9% (2.0% of Total Investments)
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/23 at 100.00	AA–	4,734,640
	Refunding Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB	1,419,825
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,400	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,001,410
	Medical Center Project, Series 2010, 7.625%, 12/01/30 (5), (6)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,723,950
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,571,073
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	5,721,000
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
21,700	Total Georgia			23,171,898
	Illinois – 16.5% (11.1% of Total Investments)
3,075	Board of Trustees of Southern Illinois University, Housing and Auxiliary Facilities System	4/16 at 100.00	AA–	3,214,667
	Revenue Bonds, Series 2006A, 5.000%, 4/01/36 – NPFG Insured
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	A+	1,543,632
	2011A, 5.000%, 12/01/41
5,000	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	No Opt. Call	AA–	5,020,100
	Revenues, Refunding Series 2004A, 5.000%, 12/01/15 – NPFG Insured
4,400	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	4,375,800
	Revenues, Series 1998B-1, 0.000%, 12/01/15 – FGIC Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,272,502
	5.250%, 12/01/40
2,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A2	2,601,590
	Refunding Series 2013B, 5.000%, 1/01/26
1,615	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	7/15 at 100.00	AA	1,618,069
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	15,147,119
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	4,595,572
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	7/15 at 100.00	AA	7,775,033
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,497,915
	Series 2007B, 0.000%, 12/01/23
15,000	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	15,567,000
	5.000%, 12/01/42
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,167,740
	8/15/47 – AGC Insured (UB)
1,340	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,453,163
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,713,425
	5.625%, 1/01/37
1,725	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	1,757,965
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	4,906,472
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	8/22 at 100.00	AA+	1,860,352
	5.000%, 8/15/37
2,500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	3,163,375
5,000	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	5,487,550
	5.000%, 5/15/24 – AGM Insured
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	BBB+	6,800,155
	2009, 7.000%, 8/15/44
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	5,208,885
	2011C, 5.500%, 8/15/41 (UB) (7)
4,085	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,243,784
	Refunding Series 2007A, 5.250%, 5/01/34
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,795,600
	5.000%, 1/01/35
2,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,514,655
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	5,320,700
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
796	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	3/16 at 100.00	N/R	802,487
	3/01/30 – RAAI Insured
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation
	Bonds, Capital Appreciation Series 2004:
4,005	0.000%, 11/01/15 – FGIC Insured	No Opt. Call	AA–	3,987,538
3,330	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	AA–	2,722,142
6,390	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	4,859,659
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
156,031	Total Illinois			130,994,646
	Indiana – 4.0% (2.7% of Total Investments)
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA–	2,125,042
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,005	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	No Opt. Call	AA+	2,166,342
	Bonds, Series 2006A, 5.000%, 7/15/26 – AGM Insured
4,100	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	4,497,987
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
2,400	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	2,623,440
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	3,128,180
	2011B, 5.000%, 10/01/41
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3	2,455,313
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 – AGM Insured
2,400	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	N/R (4)	2,429,664
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	2,662,950
	NPFG Insured
2,000	Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds, Series 2006A,	1/16 at 100.00	AA+ (4)	2,088,240
	5.000%, 1/01/32 (Pre-refunded 1/01/16) – AMBAC Insured
10,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/26 –	No Opt. Call	AA	7,429,100
	AMBAC Insured
33,045	Total Indiana			31,606,258
	Iowa – 2.8% (1.9% of Total Investments)
11,570	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	12,420,626
	Project, Series 2013, 5.000%, 12/01/19
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
4,000	5.375%, 6/01/38	6/15 at 100.00	B+	3,572,840
7,000	5.625%, 6/01/46	6/15 at 100.00	B+	6,374,410
22,570	Total Iowa			22,367,876
	Kansas – 0.1% (0.1% of Total Investments)
1,460	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,049,871
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 1.0% (0.7% of Total Investments)
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	7,075,324
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,093,520
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
7,015	Total Kentucky			8,168,844
	Louisiana – 2.7% (1.8% of Total Investments)
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA	11,973,200
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
9,000	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	9,528,750
	Series 2007A, 5.500%, 5/15/47
19,000	Total Louisiana			21,501,950
	Maine – 0.1% (0.1% of Total Investments)
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,215,228
	Center, Series 2011, 6.750%, 7/01/41
	Maryland – 0.8% (0.5% of Total Investments)
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	2,971,450
	Healthcare, Series 2011A, 6.000%, 1/01/26
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,379,380
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
5,500	Total Maryland			6,350,830
	Massachusetts – 3.4% (2.3% of Total Investments)
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	3,544,844
	Lien Series 2010B, 5.000%, 1/01/37
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	545,670
	Series 2008E-1 &2, 5.125%, 7/01/38
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,630,914
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,639,986
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,341,721
	2013A, 5.000%, 5/15/43
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
515	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	528,663
3,325	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	3,413,212
160	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (4)	164,245
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program, Subordinate	2/15 at 100.00	AAA	426,938
	Series 1999A, 5.750%, 8/01/29
22,315	Total Massachusetts			27,236,193
	Michigan – 6.1% (4.1% of Total Investments)
3,785	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA–	3,817,930
	7/01/35 – NPFG Insured
2,000	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,196,120
	7/01/36 – BHAC Insured
1,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	1,677,075
	7/01/31 – BHAC Insured
3,920	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003D,	7/16 at 100.00	AA–	4,033,562
	5.000%, 7/01/28 – NPFG Insured
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,227,380
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
2,500	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	2,666,100
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
7,975	5.000%, 10/15/25 – AMBAC Insured	10/15 at 100.00	Aa3	8,235,942
10,470	5.000%, 10/15/26 – AMBAC Insured	10/15 at 100.00	Aa3	10,806,087
5,500	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	6,379,175
	Refunding Series 2009, 5.625%, 11/15/29
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,992,904
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,453,416
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,950	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/15 at 100.00	AA–	2,011,698
	Airport, Series 2005, 5.000%, 12/01/34 – NPFG Insured (Alternative Minimum Tax)
45,800	Total Michigan			48,497,389
	Minnesota – 1.2% (0.8% of Total Investments)
3,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA	No Opt. Call	Aaa	4,728,547
	Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds,
	Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,485,620
	Corporation, Series 2007, 5.250%, 5/01/37
7,905	Total Minnesota			9,214,167
	Mississippi – 0.2% (0.2% of Total Investments)
1,875	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	3/15 at 100.00	A	1,882,294
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 3.9% (2.6% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	1,006,866
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	9,754,050
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
8,315	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	9,481,511
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,370	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24 – NPFG Insured	12/16 at 100.00	AA–	2,525,591
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	8,457,083
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
41,925	Total Missouri			31,225,101
	Nevada – 3.6% (2.4% of Total Investments)
4,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds, Improvement & Refunding	7/19 at 100.00	AA–	5,157,585
	Series 2010B, 5.000%, 7/01/28
14,515	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	16,626,497
	International Airport, Series 2010A, 5.250%, 7/01/42
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,323,913
	5.000%, 10/01/25 – NPFG Insured
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Series 2007A, Trust	7/17 at 100.00	AA+	3,347,800
	2634, 19.208%, 7/01/31 – BHAC Insured (IF) (7)
1,100	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013,	2/19 at 100.00	A+	1,236,477
	5.000%, 2/01/38
24,895	Total Nevada			28,692,272
	New Hampshire – 0.7% (0.5% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,728,600
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 2.8% (1.9% of Total Investments)
1,965	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,234,244
	Replacement Project, Series 2013, 5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	681,126
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,577,430
	University Hospital, Series 2007, 5.750%, 7/01/37
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	A–	3,448,400
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	AA	9,118,200
	0.000%, 12/15/33 – AGM Insured
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,319,630
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	3,969,600
	Series 2007-1A, 4.750%, 6/01/34
40,200	Total New Jersey			22,348,630
	New Mexico – 0.9% (0.6% of Total Investments)
7,000	State of New Mexico, State Severance Tax Revenue Bonds, Series 2011A2, 5.000%, 7/01/15	No Opt. Call	Aa1	7,144,410
	New York – 7.7% (5.2% of Total Investments)
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	2,664,000
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	Aa2	5,462,207
	College, Series 2007, 5.000%, 7/01/46
2,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,729,616
	2011A, 5.250%, 2/15/47
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,000	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,136,680
2,180	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	2,307,159
13,600	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	14,070,832
	4.500%, 11/15/32 – AGM Insured (UB)
470	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	498,172
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	2/15 at 100.00	AA	20,080
80	5.750%, 8/01/18	2/15 at 100.00	AA	80,370
40	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/17 –	7/15 at 100.00	A	40,160
	AMBAC Insured
6,555	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/32	7/15 at 100.00	AA (4)	6,687,542
	(Pre-refunded 7/01/15) – AGM Insured
7,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	No Opt. Call	AA	7,960,890
	State Contingency Contract-Backed Bonds, Series 2011B, 5.000%, 6/01/18
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	10,061,555
3,155	6.000%, 12/01/36	12/20 at 100.00	BBB	3,769,973
2,470	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	AA–	2,547,163
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
55,775	Total New York			61,036,399
	North Carolina – 3.1% (2.1% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,220,320
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
9,790	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	10,079,001
	2005A, 5.000%, 10/01/41
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds,	10/22 at 100.00	AA–	5,832,150
	WakeMed, Series 2012A, 5.000%, 10/01/27
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,146,440
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,255	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University	6/19 at 100.00	AA	1,433,336
	Health System, Series 2009A, 5.000%, 6/01/39
23,045	Total North Carolina			24,711,247
	North Dakota – 1.4% (0.9% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,733,950
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,316,470
10,000	Total North Dakota			11,050,420
	Ohio – 6.7% (4.5% of Total Investments)
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,709,756
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	657,285
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,055	5.125%, 6/01/24	6/17 at 100.00	B–	914,158
2,925	5.875%, 6/01/30	6/17 at 100.00	B–	2,544,311
5,040	5.750%, 6/01/34	6/17 at 100.00	B–	4,269,031
2,715	6.000%, 6/01/42	6/17 at 100.00	B	2,327,624
5,950	5.875%, 6/01/47	6/17 at 100.00	B	5,089,749
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	8,946,100
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,497,200
	4.250%, 12/01/32 – AGM Insured
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,546,415
	2011A, 6.000%, 11/15/41
3,685	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,233,439
	2013A-1, 5.000%, 2/15/48
54,255	Total Ohio			53,735,068
	Oklahoma – 2.0% (1.3% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,667,204
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	4,082,085
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,847,525
	Center, Series 2008B, 5.250%, 8/15/38
5,905	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	AA	6,244,242
	5.000%, 2/15/42
135	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	N/R (4)	147,317
	5.000%, 2/15/42 (Pre-refunded 2/15/17)
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	2,047,040
	1/01/47 – FGIC Insured
14,615	Total Oklahoma			16,035,413
	Pennsylvania – 4.1% (2.7% of Total Investments)
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,321,740
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
65	Allentown, Pennsylvania, General Obligation Bonds, Series 2003, 5.500%, 10/01/19 – FGIC Insured	4/15 at 100.00	A3	65,276
7,970	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	9,354,230
	Bonds, New Regional Medical Center Project, Series 2010, 5.250%, 8/01/33
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,531,470
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB)
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	6,075,300
	6/01/33 – AGM Insured
7,845	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998,	2/15 at 100.00	AA	7,870,967
	5.000%, 8/01/32 – AGM Insured
5,000	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2010C,	No Opt. Call	A+	5,139,300
	5.000%, 9/01/15
29,380	Total Pennsylvania			32,358,283
	Puerto Rico – 1.7% (1.2% of Total Investments)
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	7/15 at 100.00	AA–	590,024
	7/01/29 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	BBB	6,401,500
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	BBB	6,879,300
136,840	Total Puerto Rico			13,870,824
	Rhode Island – 0.8% (0.5% of Total Investments)
1,455	Rhode Island Convention Center Authority, Lease Revenue Bonds, Series 2005A, 5.000%, 5/15/23 –	5/15 at 100.00	AA	1,474,963
	AGM Insured
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
2,765	6.125%, 6/01/32	6/15 at 100.00	BBB+	2,776,890
2,165	6.250%, 6/01/42	6/15 at 100.00	BBB–	2,174,851
6,385	Total Rhode Island			6,426,704
	South Carolina – 2.2% (1.4% of Total Investments)
2,850	Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2011A,	2/21 at 100.00	Aa1	3,311,586
	5.000%, 2/01/41
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	4,357,384
	0.000%, 1/01/31 – AMBAC Insured
5,000	South Carolina Public Service Authority, Revenue Bonds, Santee Cooper Electric System, Series	No Opt. Call	AA–	5,218,900
	2005B, 5.000%, 1/01/22 – NPFG Insured
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	4,356,054
	5.250%, 10/01/40
19,250	Total South Carolina			17,243,924
	Texas – 13.0% (8.7% of Total Investments)
5,515	Austin, Texas, Water and Wastewater System Revenue Bonds, Series 2005, 5.000%, 5/15/29 –	11/15 at 100.00	AA	5,729,920
	NPFG Insured
5,560	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,984,284
	Series 2008, 5.000%, 2/15/38
6,000	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/15 at 100.00	AAA	6,127,680
	2005B, 5.000%, 7/01/35
1,500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	1,757,655
	5.750%, 1/01/31
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	23,246,200
	Series 2013B, 5.250%, 10/01/51
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 44.13	AA	1,354,200
	Senior Lien Series 2014A, 0.000%, 11/15/48
1,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	1,786,170
	2014A, 5.000%, 11/15/28
15,980	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	AA–	5,811,446
	0.000%, 11/15/34 – NPFG Insured
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	2,844,331
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	3,162,445
2,425	North East Independent School District, Bexar County, Texas, General Obligation Bonds, School	No Opt. Call	AAA	2,485,116
	Building Series 2012, 5.000%, 8/01/15
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA+	3,619,470
	9/01/41 (UB) (7)
3,555	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%,	No Opt. Call	AA+ (4)	3,688,490
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	5,131,438
	Texas Health Resources Tender Option Bond Trust 1197, 9.365%, 5/15/39 (IF) (7)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	3,380,028
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
3,565	Texas A&M University, Permanent University Fund Bonds, Refunding Series 2006, 5.000%, 7/01/36	No Opt. Call	AAA	3,787,171
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	A3	4,323,760
1,820	5.000%, 12/15/32	No Opt. Call	A3	2,032,958
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,556,476
	Refunding Series 2012A, 5.000%, 8/15/41
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,198,800
	2002A, 0.000%, 8/15/25 – AMBAC Insured
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,440	0.000%, 8/15/38	8/15 at 30.30	AAA	429,826
1,440	0.000%, 8/15/39	8/15 at 28.63	AAA	405,230
1,050	0.000%, 8/15/42	8/15 at 24.42	AAA	251,916
1,120	0.000%, 8/15/43	8/15 at 23.11	AAA	254,330
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
5	0.000%, 8/15/38 (Pre-refunded 8/15/15)	8/15 at 30.30	N/R (4)	1,513
7,665	0.000%, 8/15/38 (Pre-refunded 8/15/15)	8/15 at 30.30	N/R (4)	2,319,736
5	0.000%, 8/15/39 (Pre-refunded 8/15/15)	8/15 at 28.63	N/R (4)	1,430
7,665	0.000%, 8/15/39 (Pre-refunded 8/15/15)	8/15 at 28.63	N/R (4)	2,192,113
5,560	0.000%, 8/15/42 (Pre-refunded 8/15/15)	8/15 at 24.42	N/R (4)	1,356,362
5	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	N/R (4)	1,154
5,985	0.000%, 8/15/43 (Pre-refunded 8/15/15)	8/15 at 23.11	N/R (4)	1,381,996
1,670	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa2	1,922,838
	Project, Series 2011, 6.000%, 11/01/41
137,475	Total Texas			103,526,482
	Utah – 0.2% (0.2% of Total Investments)
1,840	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	AA–	1,947,842
	Series 2006A., 4.500%, 8/01/24 – FGIC Insured
	Virginia – 4.6% (3.1% of Total Investments)
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/28 at 100.00	BBB+	10,982,500
	Revenue Bonds, Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	13,250,710
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
6,130	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	6,704,810
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
820	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	962,032
4,310	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,794,444
32,260	Total Virginia			36,694,496
	Washington – 1.7% (1.2% of Total Investments)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,333,838
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (7)
3,780	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	4,226,342
	Center, Series 2011A, 5.625%, 1/01/35
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA	5,143,950
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (7)
12,530	Total Washington			13,704,130
	West Virginia – 0.3% (0.2% of Total Investments)
2,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	2,359,000
	System Obligated Group, Refunding and Improvement Series 2013A, 5.500%, 6/01/44
	Wisconsin – 2.3% (1.6% of Total Investments)
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A	2,888,800
	Inc., Series 2013A, 5.125%, 4/15/31
3,670	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	4,159,872
	Series 2011A, 5.250%, 10/15/39
1,485	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,635,104
	Series 2012B, 5.000%, 2/15/40
1,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,	6/22 at 100.00	A2	1,684,095
	Series 2012, 5.000%, 6/01/39
3,000	Wisconsin Public Power Incorporated System, Power Supply System Revenue Bonds, Series 2005A,	7/15 at 100.00	AA+ (4)	3,060,540
	5.000%, 7/01/35 (Pre-refunded 7/01/15) – AMBAC Insured
5,000	Wisconsin State, General Obligation Bonds, Series 2004E, 5.000%, 5/01/23 (Pre-refunded	5/15 at 100.00	AA (4)	5,061,800
	5/01/15) – NPFG Insured
17,155	Total Wisconsin			18,490,211
	Wyoming – 0.9% (0.6% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	2,380,114
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,437,440
	5.375%, 1/01/42
6,035	Total Wyoming			6,817,554
$ 1,404,261	Total Municipal Bonds (cost $1,041,141,547)			1,172,499,300

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 0.0% (0.0% of Total Investments)

	Transportation - 0.0% (0.0% of Total Investments)
$ 73	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	5.500%	7/15/19	N/R	$ 13,022
19	Las Vegas Monorail Company, Senior Interest Bonds (6), (8)	3.000%	7/15/55	N/R	2,574
$ 92	Total Corporate Bonds (cost $8,208)				15,596
	Total Long-Term Investments (cost $1,041,149,755)				1,172,514,896

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3% (0.9% of Total Investments)

	MUNICIPAL BONDS – 1.3% (0.9% of Total Investments)

	California – 0.3% (0.2% of Total Investments)
$ 1,920	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,940,371
	Health System, Series 2014A, 6.000%, 7/10/15 (6)
185	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	186,963
	Health System, Series 2014B, 6.000%, 7/10/15 (6)
285	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	288,024
	Health System, Series 2014C, 6.000%, 7/10/15 (6)
2,390	Total California			2,415,358
	New York – 1.0% (0.7% of Total Investments)
8,225	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	8,343,703
	Facilities, Variable Rate Demand Obligations, Series 1993A, 5.250%, 5/15/15 – NPFG Insured (9)
$ 10,615	Total Short-Term Investments (cost $10,733,703)			10,759,061
	Total Investments (cost $1,051,883,458) – 148.6%			1,183,273,957
	Floating Rate Obligations – (4.2)%			(33,660,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.4)% (10)			(385,400,000)
	Other Assets Less Liabilities – 4.0%			31,923,659
	Net Assets Applicable to Common Shares – 100%			$ 796,137,616

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,171,497,890	$1,001,410	$1,172,499,300
Corporate Bonds	—	—	15,596	15,596
Short-Term Investments:
Municipal Bonds	—	8,343,703	2,415,358	10,759,061
Total	$ —	$1,179,841,593	$3,432,364	$1,183,273,957

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $1,024,278,369.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$143,133,095
Depreciation	(17,793,612)
Net unrealized appreciation (depreciation) of investments	$125,339,483

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (”Standard & Poor’s”), Moody’s Investors Service, Inc.
(”Moody’s”) or Fitch, Inc. (”Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(10)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015